Accounts Receivable (Schedule of Trade and Other Receivables) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Accounts Receivable [Abstract]
Subscriber and trade receivables	$ 305	$ 278
Due from related parties [note 28]		1
Miscellaneous receivables	7	55
Total accounts receivable before allowance	312	334
Less allowance for doubtful accounts	(57)	(48)
Total accounts receivable	$ 255	$ 286